SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) ¥ in Thousands			12 Months Ended
	Jan. 01, 2019 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Significant Accounting Policies [Line Items]
Business tax and surcharges						$ 33,320,000
Revenue recognized during the year	$ 38,123,000	$ 46,652,000
Decrease in deferred revenue				$ 27,120,000
Advertising Expense				11,478,000	$ 7,110,000	16,869,000
Operating Leases, Rent Expense, Sublease Rentals						15,085,000
Revenues				219,711,000	240,047,000	395,338,000
Impairment loss						0
Other than Temporary Impairment Losses, Investments						2,768,000
Impairment of equity method investments				0	0
Retained earnings		2,800,000
Sub lease income				1,145,000	6,402,000
Operating Lease, Right-of-Use Asset				36,269,000
Operating Lease, Liability				$ 4,221,000
Increase (Decrease) in Restricted Cash						51,900,000
Debt and Equity Securities, Unrealized Gain (Loss)		163,785,000
Revenue, Practical Expedient, Incremental Cost of Obtaining Contract [true false]			true	true
Revenue, Remaining Performance Obligation, Optional Exemption, Performance Obligation [true false]			true	true
Accounting Standards Update 2016-02 [Member]
Significant Accounting Policies [Line Items]
Impact of Restatement on Opening Retained Earnings, Net of Tax		2,300,000
Marketing services
Significant Accounting Policies [Line Items]
Revenue determined by measurement of fair value of specifically identified real estate property						1,361,000
Revenues				$ 94,639,000	98,377,000	149,267,000
Grant [Member]
Significant Accounting Policies [Line Items]
Revenues				927,000	1,224,000	$ 3,025,000
Adjustments [Member] | Accounting Standards Update 2016-02 [Member]
Significant Accounting Policies [Line Items]
Impact of Restatement on Opening Retained Earnings, Net of Tax		$ 500,000
Valuation, Market Approach [Member]
Significant Accounting Policies [Line Items]
Convertible Debt, Fair Value Disclosures				145,437	199,172
Trading securities
Significant Accounting Policies [Line Items]
Other than Temporary Impairment Losses, Investments				0	0
Equity Securities [Member]
Significant Accounting Policies [Line Items]
Other than Temporary Impairment Losses, Investments				$ 0	$ 0
Maximum
Significant Accounting Policies [Line Items]
Membership services fee | ¥			¥ 20,000
Minimum
Significant Accounting Policies [Line Items]
Membership services fee | ¥			¥ 5,000